Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments:
Schedule of indication of the Company's significant foreign currency exposures

December 31,
(in US dollars)	2020

Net assets denominated in Canadian dollars:
Cash and cash equivalents	$7,864
Short-term investments	4,341
Trade and other receivables	324
Research tax credit	716
Other assets	39
Trade and other payables	(2,212)
Lease liability, total	(503)
$10,569